Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 623
Exploration Expense	(18)	$ (91)	[1]	$ (82)	[1]
Ending Balance	720	623
E&E Asset
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	623	787
Acquisitions (Note 5)	45
Additions	55	48
Transfers to PP&E (Note 18)		(47)
Exploration Expense	(9)	(91)
Depletion		(18)
Change in Decommissioning Liabilities	6	5
Divestitures (Note 9)		(61)
Ending Balance	$ 720	$ 623		$ 787

[1]	See Note 3(w) for revisions to comparative results.